Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party
Total Fidelis MGU commissions	$ 225.3	$ 0.0	$ 0.0